Bank Overdraft and Short-term Borrowings - Summary of Weighted Average Interest Rates on Bank Overdraft and Short-Term Borrowings (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Bank overdraft	4.35%	3.48%
Borrowings	2.69%	3.28%